COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

April 5, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

Columbia Adaptive Retirement 2025 Fund

Columbia Adaptive Retirement 2035 Fund

Columbia Adaptive Retirement 2045 Fund

Columbia Adaptive Retirement 2055 Fund

Post-Effective Amendment No. 318

File Nos. 002-99356/811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 318 (Amendment). This Amendment was filed electronically on March 29, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust I